    As filed with the Securities and Exchange Commission on November 22, 2005


                       File Nos. 333-100335 and 811-21214

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                      Pre-Effective Amendment No.     [ ]
                                                  ---

                       Post-Effective Amendment No. 1 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                               Amendment No. 4 [X]


                                   ----------

                              Opus Investment Trust
                        (formerly Allmerica Prime Trust)
                              (Name of Registrant)

                                   ----------

                               440 Lincoln Street
                         WORCESTER, MASSACHUSETTS 01653
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (508) 855-1000

                     --------------------------------------
                  (Names and Addresses of Agents for Service:)


   Sheila B. St. Hilaire                                Gregory D. Sheehan, Esq.
    Allmerica Financial                                       Ropes & Gray
    440 Lincoln Street                                  One International Place
Worcester, MA 01653 Boston,                               Massachusetts 02110


                                   ----------




     It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on (date) pursuant to paragraph (b)


     [X] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date               ) pursuant to paragraph (a)(1)
                  --------------


     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

                                                                      Prospectus
                                                                January   , 2006
                                                                        --


This Prospectus describes Opus Cash Reserves, a money market fund and currently the only series of Opus Investment Trust.

This Prospectus explains what you should know about the Fund. Please read it carefully before you invest. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                              Opus Investment Trust
                               440 Lincoln Street
                         Worcester, Massachusetts 01653
                                 1-508-855-6761

================================================================================

                                TABLE OF CONTENTS

FUND SUMMARY ...............................................................   3
   Objective, Strategies and Risks .........................................   3
EXPENSE SUMMARY ............................................................   4
DESCRIPTION OF PRINCIPAL INVESTMENT RISKS ..................................   4
OTHER INVESTMENT STRATEGIES ................................................   5
MANAGEMENT OF THE FUND .....................................................   5
PRICING OF FUND SHARES .....................................................   6
SHAREHOLDER INFORMATION ....................................................   6
DISTRIBUTION FEES ..........................................................   7
DISTRIBUTIONS AND TAXES ....................................................   7
APPENDIX I .................................................................   8

                                                                  LEGEND

Performance                                               [GRAPHIC APPEARS HERE]

Investment Objective                                      [GRAPHIC APPEARS HERE]

Management of Fund                                        [GRAPHIC APPEARS HERE]

Risk                                                      [GRAPHIC APPEARS HERE]

Investment Strategies                                     [GRAPHIC APPEARS HERE]

                                  FUND SUMMARY

This Prospectus describes the Opus Cash Reserves (the "Fund") which is a money market fund and currently is the only series of the Opus Investment Trust (the "Trust").

The investment manager of the Fund is Opus Investment Management, Inc. ("OIM") which is responsible for managing the Fund's daily business and for the management of the investments of the Fund. See "Management of the Fund" for more information about OIM.

The following summary describes the Fund's investment objective and principal strategies and identifies the principal investment risks of investing in the Fund. Note that any percentage limitations listed under the Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks".

OBJECTIVE, STRATEGIES AND RISKS

[GRAPHIC APPEARS HERE]           Investment Manager: Opus Investment Management,
                                 Inc. ("OIM")

[GRAPHIC APPEARS HERE]           Investment Objective: The Fund seeks to achieve
                                 a high level of current income consistent with preserving principal and liquidity.


[GRAPHIC APPEARS HERE]           Principal Investment Strategies: The Fund seeks
                                 to achieve its objective by investing in high quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Fund's portfolio of 90 days or less. Most of the Fund's investments will be in corporate debt obligations, securities of U.S. and foreign banks or thrift organizations, asset-backed securities, variable rate obligations, U.S.
                                 Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies and repurchase agreements.


                                 The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated, the security must be viewed by OIM as having comparable quality. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.

[GRAPHIC APPEARS HERE]           Principal Risks:

                                 .    Company Risk

                                 .    Credit Risk


                                 .    Government Support Risk


                                 .    Interest Rate Risk

                                 .    Investment Management Risk

                                 .    Market Risk

See "Description of Principal Investment Risks."


[Add Fund Performance here]

                                 EXPENSE SUMMARY


Expenses are one of several factors to consider when investing in the Fund. Expenses shown are based on expenses incurred in respect of shares of the Fund for the fiscal period ended September 30, 2005.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in the Fund.

                         Annual Fund Operating Expenses
                          (expenses deducted from Fund
                                     assets)


                      Shareholder                                                            Total       Fee Waiver    Net Annual
                         Fees               Fund                                             Annual      or Expense     Operating
                  (fees paid directly    Management   Distribution and/or       Other      Operating   Reimbursement    Expenses
                 from your investment)      Fees      Service (12b-1) Fees   Expenses/1/    Expenses      /2/, /3/      /2/, /3/
                 ---------------------   ----------   --------------------   -----------   ---------   -------------   ----------
Class I Shares            None              0.22%             None               0.00%       0.22%         0.04%          0.18%
Class R Shares            None              0.22%             0.25%              0.00%       0.47%         0.04%          0.43%


----------
/1/ "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.


/2/ The Fund's investment manager has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.18% for Class I Shares and 0.43% for Class R shares. This contractual waiver and/or expense reimbursement will remain in effect until September 30, 2006. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the investment manager are subject to reimbursement by the Fund for the year in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

/3/ The Fund's investment manager has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.08% for Class I Shares and 0.33% for Class R Shares. Had this limitation been reflected in the table above, the "Fee Waiver or Expense Reimbursement" and "Net Annual Operating Expenses" would have been 0.14% and 0.08%, respectively, for Class I Shares and 0.14% and 0.33%, respectively, for Class R Shares. The implementation of a voluntary expense waiver and/or reimbursement in any year does not bind the investment manager to implement future expense limitations with respect to the Fund. This expense waiver and/or reimbursement may be terminated by the investment manager at any time.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                 1 Year   3 Years   5 Years   10 Years
                 ------   -------   -------   --------
Class I Shares     $23      $ 71      $124      $281
Class R Shares     $48      $151      $264      $592


               [GRAPHIC] DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

The following is a summary of the principal risks of investing in the Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to the Fund are identified under "Fund Summary." There are also many factors that could cause the value of your investment in the Fund to decline which are not described here. It is important to remember that there is no guarantee that the Fund will achieve its investment objective, and an investor in the Fund could lose money.

COMPANY RISK

Fixed income investments in a company often fluctuate based on:

     .    the firm's actual and anticipated earnings,

     . changes in management, product offerings and overall financial strength and

     .    the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

CREDIT RISK

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower rated securities have higher levels of credit risk. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.


GOVERNMENT SUPPORT RISK

Some securities issued by U.S. Government-sponsored agencies may not be supported by the full faith and credit of the U.S. Treasury. Examples of such securities are those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLBS"). No assurances can be given that the U.S. Treasury would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so. Some U.S. Government securities such as Treasury bills, notes and bonds and Government National Mortgage Association ("Ginnie Mac") mortgage backed securities are backed by the full faith and credit of the United States. Other U.S. Government securities are supported by (i) the right of the issuer to borrow from the U.S. Treasury, (ii) discretionary authority of the U.S. Government to purchase the obligations of the agency or instrumentality, or (iii) only the credit of the instrumentality itself.


INTEREST RATE RISK

When interest rates rise, the price of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

INVESTMENT MANAGEMENT RISK

Investment management risk is the risk that the Fund does not achieve its investment objective, even though OIM uses various investment strategies and techniques.

MARKET RISK

This is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

                      [GRAPHIC] OTHER INVESTMENT STRATEGIES

The Summary on page 3 describes the investment objective and the principal investment strategies and risks of the Fund. The Fund may at times use the following investment strategies. Attached as Appendix I is a chart with a listing of various investment techniques and strategies that OIM may utilize. The Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. The investment objective and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Lending of Securities. To realize additional income, the Fund may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of the Fund's total assets. While any such loan is outstanding, the Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.


Restricted Securities. The Fund may purchase securities that are not registered under federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". The Fund will not invest more than 10% of its net assets in restricted securities (and securities deemed to be illiquid). This limit does not apply if it is determined that the restricted securities are liquid. Guidelines have been adopted to determine and monitor the liquidity of restricted securities. This investment practice could increase the level of illiquidity in the Fund if buyers lose interest in restricted securities. As a result, the Fund might not be able to sell these securities when OIM wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.


                        [GRAPHIC] MANAGEMENT OF THE FUND


The Trust is governed by a Board of Trustees. Opus Investment Management, Inc. ("OIM") is the investment manager of the Fund responsible for managing the Fund's day-to-day business affairs. OIM is located at 440 Lincoln Street, Worcester, MA 01653, was incorporated in 1993 and as of September 30, 2005 had $10.0 billion in assets under management. OIM serves as an investment adviser to investment companies, affiliated insurance company accounts and other institutional investors and is a direct wholly-owned subsidiary of Allmerica Financial Corporation.

OIM has been retained as the Fund's investment manager under a Management Agreement whereby OIM is compensated at an annual rate of 0.22% of the Fund's average daily nets assets for its investment advisory services and pays all of the other expenses excluding non-recurring and extraordinary expenses, taxes, interest, fees paid to the independent Trustees, brokerage fees and commissions and certain other expenses. The Fund's investment manager has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.18% for Class I Shares and 0.43% for Class R shares. This waiver and/or expense reimbursement will remain in effect until September 30, 2006. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the investment manager are subject to reimbursement by the Fund for the year in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding this expense limitation.


OIM manages the Fund, selects investments and places all orders for the purchase and sale of the Fund's securities, subject to the general supervision of, and policies established by the Fund's Board of Trustees and OIM. All investment decisions for the Fund are made by an investment team of OIM.

PRICING OF FUND SHARES


The Fund sells and redeems its shares at a price equal to its net asset value ("NAV"). The Fund does not charge any sales load or redemption fees. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange ("NYSE") each day the NYSE is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Fund does not accept orders or compute its NAV on days when the NYSE is closed. An order to purchase or redeem shares will receive an NAV computed on the same day that the order is submitted provided the NYSE is open and the Fund receives the order no later than 4:00 p.m. Eastern Time. Orders received by the Fund after 4:00 p.m. Eastern Time will receive an NAV computed the next day the NYSE is open. On any day that the financial markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time the NAV is determined and by which purchase and redemption orders must be received on that day.


To the extent that the Fund's assets are traded in other markets on days when the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's assets are valued on the basis of amortized cost.

MARKET TIMING

Excessive or disruptive trading of fund shares in response to short-term fluctuations in the market -- also known as "market timing" -- may harm fund shareholders by interfering with portfolio management and raising Fund expenses. However, the Fund anticipates that shareholders will purchase and sell fund shares frequently because the Fund is designed to offer investors a liquid cash option and is designed to accommodate frequent trading. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of the Fund.

The Fund has no limit on purchase or exchange transactions. The Fund reserves the right to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to impose restrictions at any time on purchases or exchanges that are disruptive or excessive.


SHAREHOLDER INFORMATION

Fund shares are sold exclusively through accounts established with the Distributor, VeraVest Investments, Inc. The Fund's shares are offered on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold without a sales charge at the NAV per share next computed after the purchase order is received in good order and payment for shares is received by the Fund. The Fund may refuse purchase orders or stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

FOR GENERAL INFORMATION


Call the Fund's marketing department at 1-508-855-6761.


OPENING AN ACCOUNT AND SHARE PURCHASES


To open a new share account with the Fund, you must send a properly completed application to Opus Cash Reserves, 440 Lincoln Street, Mail Station N470, Worcester, MA 01653. The Fund will not honor redemption of shares purchased until a properly completed application has been received by Opus Cash Reserves. The minimum initial investment is $1,000,000 for Class I shares and $5,000 for Class R shares. The Distributor offers an arrangement whereby its customers may invest in shares of the Fund by establishing an account. Investments through an account are governed by terms and conditions which are set forth in the agreement used to establish the account. You should review this agreement before investing in the Fund. Copies of the application and account agreement may be obtained from the Fund's marketing department. An order to purchase or redeem shares will receive an NAV computed on the same day that the order is submitted provided the NYSE is open and the Fund receives the order no later than 4:00 p.m. Eastern Time. Orders received by the Fund after 4:00 p.m. Eastern Time will receive an NAV computed the next day the NYSE is open.


REDEMPTIONS


Fund shares may be redeemed on any business day. No fee is charged by the Fund on redemption. Redemptions are processed in accordance with the services offered by Distributor. For more information see your account agreement. Redemption payments typically are made within one day, and, in any event no more than seven days, after the Fund receives a redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission. Shares will be redeemed at the NAV next determined after the Fund has received a proper notice of redemption. An order to purchase or redeem shares will receive an NAV computed on the same day that the order is submitted provided the NYSE is open and the Fund receives the order no later than 4:00 p.m. Eastern Time. Orders received by the Fund after 4:00 p.m. Eastern Time will receive an NAV computed the next day the NYSE is open.


DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan").

Class I Shares

For Class I Shares, the 12b-1 Plan recognizes that OIM may use its investment management fee revenues, as well as past profits or its resources from any other source, to pay the Distributor or other parties for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services.

Class R Shares

Class R Shares are subject to a distribution and shareholder servicing fee of 0.25% of the average daily net assets of the Fund. The 12b-1 Plan recognizes that OIM and the Distributor may use this fee to make payments to third parties, such as sales representatives or broker-dealers or banks that assist in the sale of the Fund's shares or that provide shareholder support services. Shareholders may pay more than the equivalent of the maximum permitted front-end sales charge because this fee is paid from the Fund's assets on an ongoing basis.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund intends to declare as a dividend substantially all of its net investment income at the close of each business day and will pay such dividends monthly. Dividends will usually be higher for Class I shares because Class R shares are subject to a distribution and shareholder servicing fee. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the business day their purchase is effected but shall not receive dividends on the business day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the Trustees of the Trust. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account. Shareholders may change their distribution option at any time by submitting a written request to the Fund prior to the record date of any such dividend or distribution.

TAXES

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from investment that the Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term capital gain, depending on how long you have held the shares.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

You should consult your tax adviser for more information on your own tax situation, including possible foreign, state and local taxes.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated herein by reference in the Statement of Additional Information and included in the annual report, which is available upon request.

OPUS CASH RESERVES
Financial Highlights
For the period November 18, 2004* through September 30, 2005

--------------------------------------------------------------------------------

PER SHARE DATA:
Net asset value at beginning of period                       $        1.00
                                                             -------------
Net investment income                                                0.024
                                                             -------------
Dividends from net investment income                                (0.024)
                                                             -------------
Net asset value at end of period                             $        1.00
                                                             =============
TOTAL RETURN**                                                        2.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period  (000's omitted)                 $     123,964
Ratios to average net assets of:

     Expenses, net of management fee waiver (a)                       0.13% ***
     Expenses, prior to management fee waiver                         0.22% ***
     Net investment income, net of management fee waiver              2.79% ***

(a) Effective May 16, 2005, the Manager has voluntarily agreed to waive fees and / or reimburse expenses to limit total annual fund operating expenses to 0.08%.
*    Commencement of operations.
**   Not Annualized.
***  Annualized.

                       See notes to financial statements.

                              [GRAPHIC] APPENDIX I

INVESTMENT TECHNIQUES AND STRATEGIES

In managing the Portfolio, OIM may make use of the following investment techniques and strategies:

INVESTMENT TECHNIQUE/STRATEGY

Asset-Backed Securities
Bank Securities
Cash, Cash Equivalents
Corporate Obligations
Euro Dollar and Yankee Dollar Investments
Foreign Securities
Forward Commitments
Money Market Securities
Repurchase Agreements
Restricted Securities
Reverse Repurchase Agreements
Securities Lending
U.S. Government Securities
Variable and Floating Rate Instruments
When-Issued Securities
Zero Coupon and Deferred Payment Securities

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                              OPUS INVESTMENT TRUST


The Trust's Statement of Additional Information ("SAI") includes additional information about the Fund. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-533-7881. The Trust does not make its SAI and reports to shareholders available on the Internet because the Trust currently does not have an Internet site. The SAI includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.


You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: public info@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-21214.

                              OPUS INVESTMENT TRUST

                               FILE NO. 811-21214

               440 Lincoln Street, Worcester, Massachusetts 01653
                                 1-508-855-6761

                              OPUS INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                              OPUS CASH RESERVES

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS OF OPUS INVESTMENT TRUST
DATED JANUARY   , 2006. A FREE COPY OF THE APPLICABLE PROSPECTUS MAY BE
              --
OBTAINED FROM OPUS INVESTMENT TRUST (THE "TRUST"), 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, 1-508-855-6761.


The prospectus and this Statement of Additional Information are not an offer to sell these securities and are not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Annual and Semi-Annual reports to Shareholders can be obtained when available, without charge, upon request, by calling the following number: 1-508-855-6761.


                             DATED: January   , 2006
                                            --

                                TABLE OF CONTENTS

TRUST HISTORY .............................................................    3
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS .....................    3
   INVESTMENT STRATEGIES AND TECHNIQUES ...................................    4
   INVESTMENT RESTRICTIONS AND POLICIES ...................................    7
MANAGEMENT OF THE TRUST ...................................................    8
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................   12
INVESTMENT MANAGEMENT AND OTHER SERVICES ..................................   12
BROKERAGE ALLOCATION AND OTHER PRACTICES ..................................   15
CAPITAL STOCK AND OTHER SECURITIES ........................................   16
PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED ..............   16
TAXATION OF THE FUND ......................................................   17
UNDERWRITERS ..............................................................   19
FINANCIAL STATEMENTS ......................................................   19

                                  TRUST HISTORY

The Trust is a diversified open-end, investment company. The Trust is a Massachusetts business trust established on September 26, 2002. It currently is comprised of one fund: the Opus Cash Reserves (the "Fund"), a money market fund. The Trustees may create additional funds in the future. The investment manager of the Fund is Opus Investment Management, Inc. ("OIM").

                             DESCRIPTION OF THE FUND
                          AND ITS INVESTMENTS AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUND

For a description of the Funds principal investment strategies and risks, types of investments the Fund may acquire and certain investment techniques it may utilize, see "Principal Investment Strategies and Risks" and "Other Investment Strategies" in the Prospectus for the Fund. Following are descriptions of additional Fund strategies, policies and restrictions. Note that any percentage limitations listed under the Fund below apply at the time of investment.

The money market instruments in which the Fund invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

The Fund may invest in dollar-denominated obligations of foreign branches of U.S. banks ("Euro dollars") and U.S. branches of foreign banks (if such U.S. branches are subject to state banking requirements and Federal reserve reporting requirements) which at the date of the investment have deposits of at least $1 billion as of their most recently published financial statements.

Maturity and Duration. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration the Fund will have to estimate the duration of obligations that are subject to prepayment or redemptions by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

The Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"). Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions.

The Fund will not purchase any security unless (i) the security has received the highest or second highest quality rating by at least two NRSROs or by one NRSRO if only one has rated the security, or (ii) the security is unrated and in the opinion of OIM, in accordance with guidelines adopted by the Trustees, is of a quality comparable to one of the two highest ratings of an NRSRO. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

INVESTMENT STRATEGIES AND TECHNIQUES

In managing the portfolio of investments, OIM may make use of the following investment strategies and techniques:

ASSET-BACKED SECURITIES

The Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, frequently a pool of assets similar to one another. Assets generating such payments include instruments such as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed for certain amounts and time periods by a letter of credit issued by a financial institution unaffiliated with the issuer of the securities. The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in asset-backed securities. The Fund will not invest more than 20% of its total assets in asset-backed securities.

BANKER'S ACCEPTANCES

The Fund may invest in bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT

The Fund also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

EXTENDIBLE COMMERCIAL NOTES ("ECNs")

The Fund may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

FORWARD COMMITMENTS

The Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Fund does do so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund generally will enter into forward commitments with the intention of acquiring securities, it may dispose of a commitment prior to settlement if OIM deems it appropriate to do so. The Fund may realize short-term gains or losses upon the sale of forward commitments. OIM will monitor the creditworthiness of the parties to such forward commitments.

FOREIGN SECURITIES

The Fund may invest only in U.S. dollar denominated foreign securities. Accordingly, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund, depending on the extent of the Fund's foreign investments. Securities of foreign issuers, particularly non-governmental issuers, involve risks which are not associated ordinarily with investing in domestic issuers. These risks include changes in currency exchange rates and currency exchange control regulations. In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States, including the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign markets, the possibility of expropriation, the possibility of heavy taxation, the impact of political, social or diplomatic developments, limitations on the removal of funds or other assets of a Fund, difficulties in evoking legal process abroad and enforcing contractual obligations, and the difficulty of assessing economic trends in foreign countries. Some foreign securities exchanges may not be as developed or efficient as those in the United States and securities traded on foreign securities exchanges generally are subject to greater price volatility. There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation and limitations on the removal of funds or other assets.

FUNDING AGREEMENTS

The Fund may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Fund until they are repurchased. The Board of Trustees of the Fund Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

RESTRICTED SECURITIES

The Fund may invest up to 10% of its net assets in restricted securities (and securities deemed to be illiquid) unless the Fund's Board of Trustees determines that such restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to OIM the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be responsible ultimately for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board will monitor carefully the Fund's investments in securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Because market quotations are less readily available, judgment at times may play a greater role in valuing these securities than in the case of unrestricted securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Fund have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Fund under the 1940 Act.

SECURITIES LENDING


The Fund may lend upto 33-1/3% of its Fund of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Fund at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Fund or the borrower at any time and are, therefore, not considered to be illiquid investments.

SHORT-TERM TRADING

Although the Fund usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, it may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Fund also may sell Fund securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Fund may have to sell a portion of its investment Fund at a time when it may be disadvantageous to do so. However, the Fund believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such Fund sales during these periods.

TIME DEPOSITS

The Fund may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United Stated, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. No assurances can be given that the U.S. Government would provide financial support to the U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, and the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. The mortgage loans are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. After approval of the pool by Ginnie Mae, certificates in the pool are offered to investors by securities dealers. Once the pool has been approved by Ginnie Mae, the timely payment of interest and principal on the certificates is guaranteed by the full faith and credit of the U.S. Government. The certificates are "pass through" securities because a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the Fund.

Freddie Mac, a corporate instrumentality of the U.S. Government created by Congress to increase the availability of mortgage credit for residential housing, issues participation certificates representing undivided interests in Freddie Mac's mortgage portfolio. While Freddie Mac guarantees the timely payment of interest and ultimate collection of the principal of its participation certificates, the participation certificates are not backed by the full faith and credit of the U.S. Government. The "pass-through" characteristics of Freddie Mac participation certificates are similar to Ginnie Mae certificates, but Freddie Mac certificates differ from Ginnie Mae certificates in that Freddie Mac mortgages are primarily conventional residential mortgages rather than mortgages issued or guaranteed by a federal agency or instrumentality.

Fannie Mae is a federally chartered corporation owned by private stockholders. Fannie Mae purchases both conventional and federally insured or guaranteed residential mortgages from various entities, and packages pools of such mortgages in the form of pass-through certificates. Fannie Mae guarantees the timely payment of principal and interest. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations, but the certificates are not backed by the full faith and credit of the U.S. Government.

"WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES

The Fund may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, such Fund may sell the securities before the settlement date if deemed advisable by their investment adviser. The Fund may, with respect to up to 25% of their total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Fund has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

Securities purchased on a "when-issued" and the "delayed delivery" basis may have market value on delivery which is less than the amount paid by the Fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

INVESTMENT RESTRICTIONS AND POLICIES

The Fund has adopted the following fundamental policies. The Fund's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund, which phrase as used herein means the lesser of

(i) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund and the Portfolio may not:

     (1) purchase any securities that would cause more than 25% of the total assets of the Fund at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities; bank obligations; repurchase agreements collateralized by any of such obligations as applicable; [and provided that the Fund may invest all of its assets in a diversified open-end management investment company, or series thereof, with substantially the same investment objective, policies, and restrictions as the Fund, without regard for the limitations set forth in this paragraph (1)]

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33-1/3% of the current value of the Fund's respective assets taken at market value, less liabilities, other than borrowings;

     (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

     (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that the Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets;

     (5) engage in the business of underwriting the securities issued by others, [except to the extent that the Fund may engage in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition and provided further that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (5);]

     (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

     (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that the Fund may invest in securities backed by real estate and in financial futures contracts and options thereon.

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Fund will not constitute a violation of the restriction.

     The Fund may invest in the securities of one or more investment companies, subject to the provisions of the 1940 Act and any other applicable laws or regulations and any applicable exemptive orders issued by the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO INFORMATION

The Board of Trustees of the Trust has adopted policies with respect to the disclosure of the Fund's portfolio holdings. The policies provide that the Fund's portfolio holdings information may not be disclosed to any person outside of AFC and its affiliates until disclosure of such information is authorized by the Treasurer of the Trust, or in his absence, another authorized officer of the Trust. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of a Fund's shareholders and those of AFC and its affiliates. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.

Public Disclosures

The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Trust's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Trust's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

Other Disclosures

The Trust's policies provide that non-public disclosures of the Fund's portfolio holdings may be made to outside service providers and rating agencies only if such disclosure is made pursuant to an agreement providing that the party receiving such information will keep the information confidential and will have procedures in place to prevent the disclosure or misuse of such information. In addition to AFC, its affiliates and the Sub-Advisers, these service providers include any sub-custodians of the Fund's securities, the Trust's independent registered public accounting firm, legal counsel, and financial printer, and a Fund's proxy voting service. Portfolio holdings may at any time be provided pursuant to regulatory request with the prior approval of the Trust's legal counsel.


                             MANAGEMENT OF THE TRUST

The Trust is managed by a Board of Trustees. The Trustees have overall responsibility for implementation of the investment policies and operations of the Fund of the Trust. The Board of Trustees of the Trust holds regular quarterly meetings and at other times on an as needed basis. The affairs of the Trust are conducted in accordance with the Bylaws adopted by the Trustees and the applicable laws of the Commonwealth of Massachusetts, the state in which the Trust is organized. The following tables provide biographical information about each of the Trustees, including both the Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, and those Trustees who are not "interested persons" of the Trust. The tables also provide information about the officers of the Trust. The mailing address for the Trustees and officers is:
Opus Investment Trust, 440 Lincoln Street, Worcester, MA 01653.

                             DISINTERESTED TRUSTEES


                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                    TERM OF OFFICE                                 FUND COMPLEX
      NAME, ADDRESS           POSITION(S) HELD       AND LENGTH OF     PRINCIPAL OCCUPATION(s)     OVERSEEN BY   OTHER DIRECTORSHIPS
         AND AGE               WITH TRUST (1)         TIME SERVED      DURING PAST 5 YEARS (1)       TRUSTEE       HELD BY TRUSTEE
------------------------  ------------------------  --------------  ----------------------------  -------------  -------------------
P. Kevin Condron (60)     Trustee, Member of the      Indefinite    President and Chief                 11       Director, Banknorth
                          Audit Committee, Fund                     Executive Officer, The                       Group.
                          Operations Committee,      Served Since   Granite Group (wholesale
                          Governance Committee and       2003       plumbing and heating),
                          Investment Operations                     1997-present.
                          Committee

Jocelyn S. Davis (52)     Trustee, Member of the      Indefinite    President, Nelson Hart, LLC         11       None
                          Audit Committee, Fund                     (consulting), 2002-present;
                          Operations Committee,      Served Since   Beers & Cutler (professional
                          Governance Committee and       2003       services), 2001-2002; Chief
                          Investment Operations                     Financial Officer, AARP
                          Committee                                 (non-profit), 1996-2001.

Cynthia A. Hargadon (50)  Trustee, Chairperson of     Indefinite    Chief Investment Officer,           11       Director, Wilshire
                          the Fund Operations                       North Point Advisors LLC                     Target Funds,
                          Committee, Member of the   Served Since   (consulting),                                2001-present.*
                          Audit Committee,               2003       2003-present; President,
                          Investment Operations                     Hargadon Associates (asset
                          Committee and Governance                  management consulting),
                          Committee                                 2002-2003; President,
                                                                    Potomac Asset Management,
                                                                    Inc., 2000-2002; Director
                                                                    of Investments, National
                                                                    Automobile Dealers
                                                                    Association, 1999-2000.

Gordon Holmes (67)        Trustee, Chairman of the    Indefinite    Instructor at Bentley               11       None
                          Audit Committee and                       College, 1998-present;
                          Member of the Fund         Served Since   Certified Public
                          Operations Committee,          2003       Accountant; Retired
                          Investment Operations                     Partner, Tofias,
                          Committee and Governance                  Fleishman, Shapiro & Co.,
                          Committee                                 P.C. (Accountants).

Ranne P. Warner (60)      Trustee, Chairman of the    Indefinite    President, Centros                  11       Director,
                          Governance Committee,                     Properties, USA; Owner,                      Wainwright Bank &
                          Member of the Fund         Served Since   Ranne P. Warner and Company;                 Trust Co.
                          Operations Committee,          2003       Blackstone Exchange LLC                      (commercial bank).
                          Investment Operations                     (real estate) 2001-present.
                          Committee and Governance
                          Committee


* The number of funds overseen by Ms. Hargadon at Wilshire Target Funds is five (5).

                          INTERESTED TRUSTEES, OFFICERS


*John P. Kavanaugh (51)   Chairman, Trustee and       1 Year Term   President, Opus Investment          11       None
                          President, Chairman of      Indefinite    Management, Inc. ("OIM");
                          the Investment                Term as     Vice President, Director,
                          Operations Committee          Trustee     Chief Investment Officer,
                                                                    First Allmerica Financial
                                                     Served Since   Life Insurance Company
                                                         2002       ("First Allmerica") and
                                                                    Allmerica Financial Life
                                                                    Insurance and Annuity
                                                                    Company ("Allmerica
                                                                    Financial Life").

*Edward J. Parry III      Trustee, Member of the      Indefinite    Executive Vice President,           11       None
(46)                      Investment Operations                     Director, Chief Financial
                          Committee                  Served Since   Officer, Allmerica Financial
                                                         2004       Corporation, First Allmerica
                                                                    and Allmerica Financial
                                                                    Life.

Sheila B. St. Hilaire     Secretary                   1 Year Term   Counsel, First Allmerica.          N/A       None
(54)
                                                     Served Since
                                                         2005

Paul S. Bellany (46)      Assistant Vice President    1 Year Term   Mutual Fund Administration         N/A       None
                          and Treasurer (Principal     Allmerica    and Reporting Manager, First
                          Accounting Officer and                    Allmerica.
                          Principal Financial        Served Since
                          Officer)                       2005

Richard J. Litchfield     Vice President              1 Year Term   Vice President and Portfolio       N/A       None
(38)                                                                Manager, OIM, 1995-present.
                                                     Served Since
                                                         2003

Eric M. Trigilio (32)     Vice President              1 Year Term   Vice President, OIM, First         N/A       None
                                                                    Allmerica and Allmerica
                                                     Served Since   Financial; Portfolio
                                                         2004       Manager, Boston Advisors,
                                                                    Inc. prior to 2003.

Ann K. Tripp (46)         Vice President              1 Year Term   Vice President, OIM,               N/A       None
                                                                    1993-present; Vice
                                                     Served Since   President, First Allmerica
                                                         2003       and Allmerica Financial
                                                                    Life.

Donald P. Wayman (48)     Vice President              1 Year Term   OIM, 2003-present; Allmerica       N/A       None
                                                                    Stable Value Investments,
                                                     Served Since   2000-2003; Allmerica
                                                         2003

                                                                    Financial Services-
                                                                    Retirement Services prior
                                                                    to 2000.

* Messrs. Kavanaugh and Parry are "interested persons", as defined in the Investment Company Act of 1940 as amended, of the Trust and of Allmerica Financial Corporation ("AFC") because of their affiliations with AFC.

     (1) The individuals listed hold the same positions with Allmerica Investment Trust, an open-end management investment company, providing 9 separate series which serve as the underlying investments for insurance related accounts, and Allmerica Securities Trust, a closed-end management investment company, which are a part of the Trust complex that includes the Trust.


The Trust's Fund Operations Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently, Ms. Hargadon (Chairperson), Mr. Condron, Ms. Davis, Mr. Holmes and Ms. Warner comprise the Committee. The Committee separately reviews and makes recommendations to the Trustees on a variety of matters, including the various contractual arrangements between the Trust and its investment adviser and shareholder servicing agent, proposals to continue or modify the terms of such agreements, and certain matters where there may be a possible conflict of interest between the interests of the Trust and AFC or its affiliates. During the fiscal year ended September 30, 2005, the Committee had one (1) meeting relating to the Trust.

The Trust's Audit Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently, Mr. Holmes (Chairperson), Mr. Condron, Ms. Davis, Ms. Hargadon and Ms. Warner comprise the Committee. This Committee reviews and evaluates the audit function, including selecting the independent accountants for the Trust, reviewing all auditing procedures and arrangements and reviewing qualifications of key personnel performing audit work. During the fiscal year ended September 30, 2005, the Committee had six (6) meetings relating to the Trust.

The Trust's Investment Operations Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates; and two Trustees who are interested persons. Currently, Mr. Kavanaugh (Chairperson), Mr. Condron, Ms. Davis, Ms. Hargadon, Mr. Holmes, Mr. Parry and Ms. Warner are the Trustees who serve on the Committee. The Committee monitors investment adviser performance and analyzes Fund data. During the fiscal year ended September 30, 2005, the Committee had four (4) meetings relating to the Trust.

The Trust's Governance Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently Ms. Warner (Chairperson), Mr. Condron, Ms. Davis, Ms. Hargadon, and Mr. Holmes comprise the Committee. The Committee is charged with the duties of reviewing the composition and compensation of the Trustees, as the Trust does not have a compensation committee. The Committee also is responsible for proposing additional non-interested Trustees for election to the Board and for reviewing major personnel changes of the Trust. The Governance Committee will consider nominees recommended by Shareholders. Recommendations should be submitted in writing to the Committee in care of the Secretary of the Trust. During the fiscal year ended September 30, 2005, the Committee had four (4) meetings relating to the Trust.


The Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trust.


                      OWNERSHIP OF SHARES BY DISINTERESTED
                             TRUSTEES AS OF 9/30/05



                                             Aggregate Dollar Range of
                                              Equity Securities in All
                                               Registered Investment
                         Dollar Range of       Companies Overseen by
                      Equity Securities in      Trustee in Family of
  Name of Trustee           the Trust           Investment Companies
  ---------------           ---------           --------------------
P. Kevin Condron               N/A                  $1 - $10,000
Jocelyn S. Davis               N/A                      None
Cynthia A. Hargadon            N/A                  $1 - $10,000
Gordon Holmes                  N/A                  $1 - $10,000
Ranne P. Warner                N/A                  $1 - $10,000

                        OWNERSHIP OF SHARES BY INTERESTED
                             TRUSTEES AS OF 9/30/05



                                           Aggregate Dollar Range of
                                            Equity Securities in All
                                             Registered Investment
                      Dollar Range of        Companies Overseen by
                    Equity Securities in      Trustee in Family of
 Name of Trustee         the Trust            Investment Companies
 ---------------         ---------            --------------------
John P. Kavanaugh           None              $1 - $10,000
Edward J. Parry             None              $10,001 - $50,000



Listed below is the compensation paid to each Trustee by the Trust and by all funds in the Trust complex for the period ended September 30, 2005. The Trust currently does not provide any pension or retirement benefits for its Trustees or officers.


                 COMPENSATION TABLE FOR DISINTERESTED TRUSTEES*


                                                                             TOTAL COMPENSATION FROM TRUST
                                                                                AND FUND COMPLEX (WHICH
                                                    AGGREGATE COMPENSATION     INCLUDES THREE INVESTMENT
           NAME OF PERSON AND POSITION                   FROM TRUST**         COMPANIES) PAID TO TRUSTEES
           ---------------------------                   ----------           ---------------------------
P. Kevin Condron ................................            None                         $ 44,500
   Trustee, Member of the Audit Committee,
   Fund Operations Committee, Investment
   Operations Committee and Governance Committee

Jocelyn S. Davis ................................            None                         $ 44,500
   Trustee, Member of the Audit Committee,
   Fund Operations Committee, Investment
   Operations Committee and Governance Committee

Cynthia A. Hargadon .............................            None                         $ 48,000
   Trustee, Chairperson of the Fund Operations
   Committee, Member of the Investment Operations
   Committee, Governance Committee and Audit
   Committee

Gordon Holmes ...................................            None                         $ 46,000
   Trustee, Chairman of the Audit Committee
   and Member of the Fund Operations Committee,
   Investment Operations Committee and Governance
   Committee

Ranne P. Warner .................................            None                         $ 48,250
   Trustee, Chairman of the Governance
   Committee, Member of the Fund Operations
   Committee, Investment Operations Committee
   and Audit Committee


** Under an arrangement for the current fiscal year, the disinterested Trustees are paid no compensation for their services.

                   COMPENSATION TABLE FOR INTERESTED TRUSTEES*

John P. Kavanaugh ...............................            None                         None
   Chairman, Trustee and President, Chairman
   of the Investment Operations Committee

Edward J. Parry, III ............................            None                         None
   Trustee and Member of the Investment
   Operations Committee


*    Information is for the current fiscal year ended September 30, 2005.


There are no arrangements that result in breakpoints in, or elimination of, sales loads for Trustees and other affiliated persons of the Trust.

The Trust, OIM and the Distributor, VeraVest Investments, Inc. ("VII"), have adopted codes of ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to such codes to invest in securities, including securities that may be purchased or held by the Fund of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control is defined by the 1940 Act as of the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. Control persons may be able to take actions regarding their corresponding portfolio without the consent or approval of other interest holders. Principal holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5% or more of the Fund's outstanding securities.


As of September 30, 2005, the following shareholders were deemed to be a "control person" and "principal holder" of the Trust as such terms are defined in the 1940 Act.



                                                                            Nature of
                                           Name and Address of              Beneficial      Percent
Title of Class                              Beneficial Owner                Ownership    of Portfolio
--------------                              ----------------                ---------    ------------
Shares of Beneficial Interest   Allmerica Financial Corporation (and its    Record and       15.3%
                                subsidiaries in the aggregate)              Beneficial
                                440 Lincoln Street                          Ownership
                                Worcester, MA 01653

Shares of Beneficial Interest   The Bank of New York (as agent for its      Record and       80.7%
                                security lending clients consisting of      Beneficial
                                multiple subsidiaries and affiliates of     Ownership
                                AFC)
                                101 Barclay Street
                                New York, NY 10286



As of September 30, 2005, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Fund.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Trust is governed by a Board of Trustees. Opus Investment Management, Inc. ("OIM") is the investment manager of the Fund responsible for managing the Fund's day-to-day business affairs. OIM is located at 440 Lincoln Street, Worcester, MA 01653, and is a direct wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies.


OIM has been retained as the Fund's investment manager pursuant to an investment manager agreement ("Management Agreement") whereby OIM is compensated at an annual rate of 0.22% of the Fund's average daily net assets. Under the Management Agreement, OIM is responsible for the payment of all expenses incurred in the operation of the Trust except for certain non-recurring and extraordinary expenses, taxes, interest, fees paid to the independent Trustees, brokerage fees and commissions and certain other expenses. The Fund's investment manager has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.18% for Class I Shares and 0.43% for Class R shares. This waiver and/or expense reimbursement will remain in effect until September 30, 2006. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the investment manager are subject to reimbursement by the Fund for the year in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding this expense limitation. OIM manages the Fund, selects investments and places all orders for the purchase and sale of the Fund's securities, subject to the general supervision of, and policies established by the Fund's Board of Trustees and OIM.

The Board of Trustees, including the Trustees who are not "interested persons" as defined under the 1940 Act, are required to approve the Management Agreement on an annual basis. The existing Management Agreement was approved by the Board of Trustees at a meeting on May 13, 2004 at which the non-interested Trustees were represented by independent legal counsel.


At the meeting, the Trustees met with the relevant investment advisory personnel from OIM and considered information provided by OIM relating to the education, experience and number of investment professionals and other personnel providing services under the Management Agreement. The Trustees evaluated the level of skill required to manage the Fund, and concluded that the human resources devoted by OIM to the Fund were appropriate to fulfill effectively their respective duties under the Management Agreement. The Trustees also considered the business reputation of OIM, its financial resources and its professional liability insurance coverage, and concluded that it would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophies and investment processes applied by OIM in managing the Fund, as disclosed in the Prospectus. In connection with this, the Trustees considered the in-house research capabilities of OIM as well as other resources available to OIM's personnel, including research services available to OIM as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees also received information regarding the extent to which OIM obtained research services as a result of securities transactions. (For more information, see the description under "Brokerage Allocation and Other Practices" below.) The Trustees concluded that the investment process, research capabilities and philosophies of OIM were well suited to the Fund, given the Fund's respective investment objectives and policies, tax and reporting requirements, and related shareholder services. In addition, the Trustees noted that the standard of care applicable to OIM under the agreement was comparable to that found in most mutual fund investment advisory agreements.


The Trustees considered the quality of the services provided by OIM to the Fund. The Trustees also evaluated the procedures of OIM designed to fulfill their fiduciary duties to the Fund with respect to possible conflicts of interest, including the code of ethics of OIM (regulating the personal trading of its officers and employees). The Trustees also considered information relating to the investment performance of other similar accounts managed by OIM relative to funds managed similarly by other advisers. The Trustees reviewed OIM's performance over various periods, performance under different market conditions and during different phases of a market cycle, as well as other factors identified by OIM as contributing to performance. At their May 13, 2004 meeting, the Trustees concluded that the scope and quality of the services provided by OIM, as well as the investment performance of OIM, was sufficient, in light of market conditions, performance attribution, the resources dedicated by OIM and its integrity, its personnel and systems, and its financial resources, to merit approval of the Management Agreement.


In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Management Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to OIM.

The following is a list of persons who are affiliated persons of the Trust and affiliated persons of the OIM and the capacities in which the person is affiliated.


     Name               Position(s) held with the Trust   Position(s) held with OIM
     ----               -------------------------------   -------------------------
Ann K. Tripp                   Vice President                Vice President

John P. Kavanaugh              President, Trustee            President, Director

Richard J. Litchfield          Vice President                Vice President

Edward J. Parry, III           Trustee                       Director

Eric M. Trigilio               Vice President                Vice President

Donald P. Wayman               Vice President                Vice President


The Management Agreement provides that it may be terminated as to the Fund at any time by a vote of a majority in interest of the shareholders of such Fund, by the Trustees or by the investment adviser to the Fund without payment of any penalty on not more than 60 days' written notice; provided, however, that the agreement will terminate automatically in the event of its assignment. The agreement will continue in effect as to the Fund for a period of no more than two years from the date of its execution only so long as such continuance is approved specifically at least annually by the Trustees or by vote of a majority in interest of the shareholders of the Fund. In either event, such continuance also must be approved by vote of a majority of the Trustees who are not parties to the agreement or interested persons of the Trust or, OIM, cast in person at a meeting called for the purpose of voting such approval. Under such agreements, any liability of OIM is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Under the terms of the Management Agreement, the Trust recognizes OIM's control of the names "Opus Investment Trust" and "Opus Cash Reserves." The Trust agrees that its right to use that name is non-exclusive and can be terminated by OIM at any time.

The Fund and OIM have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan").

Class I Shares

For Class I Shares, the 12b-1 Plan recognizes that OIM may use its investment management fee revenues, as well as past profits or its resources from any other source, to pay the Distributor or other parties for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services.

Class R Shares

Class R Shares are subject to a distribution and shareholder servicing fee of 0.25% of the average daily net assets of the Fund. The 12b-1 Plan recognizes that OIM and the Distributor may use this fee to make payments to third parties, such as sales representatives or broker-dealers or banks that assist in the sale of the Fund's shares or that provide shareholder support services. Shareholders may pay more than the equivalent of the maximum permitted front-end sales charge because this fee is paid from the Fund's assets on an ongoing basis.

Some or all of the distribution and shareholder servicing fees paid under the 12b-1 Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to the following:

     (a) compensation to and expenses of employees, including overhead expenses, who engage in the sale or distribution of shares;

     (b) printing and mailing of prospectuses, statements of additional information and reports for prospective owners and purchasers of shares;

     (c) compensation to financial intermediaries and broker-dealers, including without limitation trail commissions or other commissions, to pay or reimburse them for their services or expenses in connection with the distribution of shares;

     (d) expenses relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Trust;

     (e) expenses of holding seminars and sales meetings designed to promote the sale or distribution of shares;

     (f) expenses of obtaining information and providing explanations to shareholders regarding Fund investment objectives and policies and other information about the Trust and/or its series, including the performance of the series;

     (g) expenses of training sales personnel regarding shares of the Trust and/or its series;

     (h) expenses of compensating sales personnel regarding shares of the Trust and/or its series;

     (i) expenses of providing personal services and maintenance or retention of Fund accounts; and

     (j) financing any other activity that the Trustees determine is primarily intended to result in the sale of shares.

     The 12b-1 Plan does not require any recipient of payments under the 12b-1 Plan to maintain any specific level of expenditures, nor is a recipient precluded from earning a profit on the fees received.

     Anticipated benefits to the Fund that may result from the 12b-1 Plan include economies of scale that could result in lower expense ratios, greater investment flexibility, increased liquidity and greater attractiveness to superior service providers.

     The Fund paid no fees under the 12b-1 plan during the last fiscal year.


PRINCIPAL UNDERWRITER

VeraVest Investments, Inc. ("VII"), located at 440 Lincoln Street, Worcester, Massachusetts 01653, (508) 855-1000, serves as the Trust's distributor pursuant to a Distribution Agreement. VII is an indirect, wholly-owned subsidiary of AFC. The following is a list of persons who are affiliated with both the Trust and VII.


                       POSITION(s) HELD   POSITION(s) HELD
        NAME            WITH THE TRUST        WITH VII
        ----           ----------------   ----------------
Edward J. Parry, III   Trustee            Assistant Treasurer


FUND ACCOUNTING AGENT AND CUSTODIAN


The Bank of New York ("BNY") serves as the Trust's Fund Accounting agent and Custodian of the cash and investment securities of the Trust. BNY is located at 101 Barclay Street, New York, New York 10286. Under the terms of a Fund Accounting Agreement, BNY provides certain fund accounting services including, but not limited, determining the net asset value per share of the Fund and maintaining the accounting records of the Trust. Under the terms of a Custodian Agreement, BNY provides certain custody services, including, but not limited to, holding in custody the Trust's portfolio securities and receiving and delivering them upon purchases and sales. BNY is entitled to receive an annual fee for its services based on Fund assets and certain out-of-pocket expenses. The Fund Accounting Agreement and Custodian Agreement may be terminated by either party on not less than 90 days written notice.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, serves as the Fund's independent registered public accounting firm providing audit and accounting services including (i) examination of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission, and (iii) review of annual income tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Fund usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers are determined by OIM in its best judgment and in a manner deemed to be in the best interest of the Fund and the other investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by OIM. If, however, the Fund and other accounts managed by OIM are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other accounts managed by OIM occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust has an unlimited authorized number of shares of beneficial interest which may be divided into an unlimited number of series or classes of such shares. The Trust currently has one series, the Opus Cash Reserves (the "Fund"). The Fund has established two classes of shares, Class I and Class R shares. Class R shares currently are not being offered and therefore may not be purchased. The Trust's shares are entitled to one vote per share (with proportional voting for fractional shares).

Matters subject to a vote by the shareholders include changes in the fundamental policies of the Trust as described in the Prospectus and the SAI, the election or removal of Trustees and the approval of agreements with investment advisers. A majority, for the purposes of voting by shareholders pursuant to the 1940 Act, is 67% or more of the voting securities of an investment company present at an annual or special meeting of shareholders if 50% of the outstanding voting securities of such company are present or represented by proxy or more than 50% of the outstanding voting securities of such company, whichever is less.

The Trust is not required to hold annual meetings of shareholders. The Trustees or shareholders holding at least 10% of the outstanding shares may call special meetings of shareholders.

The Trust Declaration provides that, on any matter submitted to a vote of the shareholders, all shares shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon.

Shares are freely transferable, are entitled to dividends as declared by the Trustees and, on liquidation of the Trust, shareholders are entitled to receive their pro rata portion of the net assets of the Fund of which they hold shares, but not of any other Fund. Shareholders have no preemptive or conversion rights.

The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts of obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund' property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

          PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED

The net asset value per share of the Fund is the total net asset value of the Fund divided by the number of shares outstanding. The total net asset value of the Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities.

All portfolio securities of the Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. Amortized cost is an approximation of market value determined by increasing systematically the carrying value of a security acquired at a discount or reducing systematically the carrying value of a security acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized gains or losses. While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of portfolio securities which are higher or lower than the prices at which the securities could be sold. During such periods, the yield to investors in the Fund may differ somewhat from that obtained if the Fund were to use mark-to-market value for its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would obtain a somewhat higher (lower) yield than would result from marked-to-market valuation, and existing investors would receive less (more) investment income.

The use of the amortized cost method of valuation by the Fund is subject to rules of the Securities and Exchange Commission. Under the rules, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to instruments which (1) its investment adviser, subject to the guidelines established by the Trustees, determines present minimal credit risks; (2) have high quality ratings or are deemed comparable; such that they are "eligible securities" as defined below; and (3) have remaining maturity of thirteen months (397 days) or less at the time of purchase, or are subject to a demand feature which reduces the remaining maturity to thirteen months or less.


The Fund may purchase only "First or Second Tier eligible securities" which are defined to include (1) securities which have received the highest or second highest rating by at least two nationally recognized statistical rating organizations ("NRSRO") or by only one NRSRO if only one has rated the security and (2) securities which are unrated, but, in the Investment Manager's opinion, are of comparable quality. The Fund may purchase securities which were long-term at issuance but have a remaining maturity of thirteen months or less at the time of purchase if (a) the issuer has comparable short-term debt securities outstanding which are eligible securities or (b) the issuer has no short-term rating and the securities have either no long-term rating or a long-term rating in one of the two highest categories by an NRSRO.


The above standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund (a) may dispose of the security within five business days of OIM becoming aware of the new rating, or
(b) may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

As a part of the overall duty of care they owe to the Fund's shareholders, the Trustees have established procedures reasonably designed to stabilize the net asset value per share of the Fund as computed for the purpose of distribution and redemption at $1.00 per share taking into account current market conditions and the Fund's investment objective. At such reasonable intervals as they deem appropriate in light of current market conditions, the Trustees will compare the results of calculating the net asset value per share based on amortized cost with the results based on available indications of market value. If a difference of more than 1/2 of 1% occurs between the two methods of valuation, the Trustees will consider taking whatever steps they deem necessary to minimize any material dilution or other unfair results, such as shortening the average portfolio maturity or realizing gains or losses.


MARKET TIMING

Excessive or disruptive trading of fund shares in response to short-term fluctuations in the market -- also known as "market timing" -- may harm fund shareholders by interfering with portfolio management and raising Fund expenses. However, the Fund anticipates that shareholders will purchase and sell fund shares frequently because the Fund is designed to offer investors a liquid cash option and is designed to accommodate frequent trading. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of the Fund.

The Fund has no limit on purchase or exchange transactions. The Fund reserves the right to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to impose restrictions at any time on purchases or exchanges that are disruptive or excessive.


TAXATION OF THE FUND

The Fund intends to qualify each year as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

     (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
          (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS

Distributions from the Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER

Distributions from capital gains are generally made after applying any available capital loss carryovers.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

FOREIGN INVESTMENTS

With respect to investment income and gains received by the Funds from sources outside the United States, such income and gains may be subject to foreign withholding and other taxes. The effective rate of foreign taxes to which the Funds will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore cannot be determined in advance. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

TAX SHELTER DISCLOSURE

Under Treasury regulations, if a shareholder recognized a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

BACKUP WITHHOLDING

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

                                  UNDERWRITERS

Under a Distribution Agreement, VII has a nonexclusive right to use its best efforts to obtain from investors unconditional orders for the continuous offering of shares authorized for issuance by the Trust. VII does not receive direct compensation for its services as distributor of the Trust.

                              FINANCIAL STATEMENTS


The Trust's Financial Statements and related notes and the report of the independent accountants contained in the Trust's annual report for the fiscal period ended September 30, 2005 are incorporated by reference into this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's") and Fitch's IBCA Investors Service ("Fitch"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rate A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

[DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligations; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.]

SHORT TERM MUNICIPAL LOANS

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

PART C. OTHER INFORMATION


Item 23.                                       Exhibits
--------                                       --------
Exhibit 1 Agreement and Declaration of Trust, dated September 26, 2002, as amended February 11, 2003 and May 15, 2004 was filed previously in Pre-effective Amendment No. 1 on May 21, 2004 and is incorporated herein by reference.

Exhibit 2 Bylaws dated September 26, 2002, as amended, was filed previously in Pre-effective Amendment No. 1 on May 21, 2004 and is incorporated herein by reference.

Exhibit 3 Instruments defining shareholder rights are incorporated by reference to Exhibits 1 and 2 to the Registration Statement.

Exhibit 4 Amended Management Agreement between Registrant and Opus Investment Management, Inc. (the "Adviser"), dated October 25, 2004 is filed herein.

Exhibit 5 Amended Distribution Agreement between Registrant and VeraVest Investments, Inc. dated October 25, 2004 is filed herein.

Exhibit 6       None

Exhibit 7 Custody Agreement between Registrant and The Bank of New York ("Custodian") dated October 8, 2004 is filed herein.

Exhibit 8 Fund Accounting Agreement between Registrant and The Bank of New York dated October 25, 2004 is filed herein.

Exhibit 8(a) Transfer Agency and Service Agreement was filed previously in Pre-effective Amendment No. 2 on October 22, 2004 and is incorporated herein by reference.

Exhibit 8(b) Administration Agreement between Registrant and The Bank of New York (the "Administrator") dated October 25, 2004 is filed herein.

Exhibit 8(c) Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS Mutual Funds Services, Inc. dated January 31, 2005 is filed herein.

Exhibit 8(d) Delegation Agreement the Registrant and ALPS Mutual Funds Services, Inc. dated May 5, 2005 is filed herein.

Exhibit 8(e) Expense Limitation Agreement between Registrant and Opus Investment Management, Inc. dated October 1, 2005 is filed herein.

Exhibit 9       Opinion and consent of counsel is filed herein.

Exhibit 10 Consent of Independent Registered Public Accounting Firm is filed herein.

Exhibit 11      None

Exhibit 12 Subscription Agreement was filed previously in Pre-effective Amendment No. 2 on October 22, 2004 and is incorporated herein by reference.

Exhibit 13 Plan of Distribution and Service under Rule 12b-1 adopted as of October 25, 2004 is filed herein.

Exhibit 14      Rule 18f-3 Plan adopted May 13, 2004 is filed herein.

Exhibit 15      Not applicable.

Exhibit 16 Code of Ethics of Opus Investment Trust, as amended, was filed previously in Pre-effective Amendment No. 2 on October 22, 2004 and is incorporated herein by reference.

Exhibit 16(a) Code of Ethics of Opus Investment Management, Inc., with a revised date of December 30, 2004, is filed herein.

Exhibit 17      Power of Attorney is filed herein.

                herein.


Item 24. Persons Under Common Control with Registrant

The following is a list of all persons directly or indirectly controlled by or under common control with the Registrant as of September 30, 2005.



Name, address and (if             Percentage of voting     Relationship to
applicable) state of              securities owned or     Registrant, other   Subsidiaries - status of
organization                     other basis of control    companies named      financial statements
------------------------------   ----------------------   -----------------   ------------------------
Allmerica Financial                       15.3%               Affiliate                N/A
Corporation (and its                                                                   ----
subsidiaries in the aggregate)
440 Lincoln Street Worcester,
MA 01653 State of
Organization: Massachusetts

The Bank of New York                      80.7%               Indirect                 N/A
(as agents for its security                                   Affiliate                ----
lending clients consisting of
multiple subsidiaries and
affiliates of AFC)
101 Barclay Street
New York, NY 10286



Item 25. Indemnification


Under Article VIII of Registrant's Agreement and Declaration Trust, Section 1 entitled "Indemnification," provides: The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, hereinafter referred to as a ("Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust, or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either
(a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust, or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this
Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.


Item 26. Business and Other Connections of Investment Manager


The following Schedule D of Form ADV is incorporated by reference: Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.), File No. 801-44189;


Item 27. Principal Underwriters


(a) VeraVest Investments, Inc., the Distributor, acts as principal underwriter for the following investment company: Allmerica Investment Trust.

(b) The following information is provided with respect to the directors and officers of VeraVest Investments, Inc., the Distributor. The principal business address for each person listed is Allmerica Financial, 440 Lincoln Street, Worcester, MA 01653


NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH DISTRIBUTOR              POSITIONS AND OFFICES WITH REGISTRANT
-----------------------------------   --------------------------------------              -------------------------------------
J. Kendall Huber                      Director                                            N/A
Mark C. McGivney                      Director, Treasurer                                 N/A
Michael A. Reardon                    Director, President, Chief Executive Officer        N/A
Philip G. Alston                      Assistant Vice President                            N/A

Charles F. Cronin                     Group Counsel, Secretary/Clerk Vice President       N/A

Claudia J. Eckels                     Vice President                                      N/A

Sandra F. Kimball                     Chief Financial Officer                             N/A
Suzanne O. Koehler                    Assistant Vice President, Chief Financial Officer   N/A
John R. Larson                        Assistant Treasurer                                 N/A
Kathleen M. Loftus                    Vice President                                      N/A

K. David Nunley                       Vice President                                     N/A
Edward J. Parry III                   Assistant Treasurer                                Trustee
Joseph M. Petty                       Vice President                                     N/A
Paula J. Testa                        Vice President, Chief Operating Officer            N/A
Margot K. Wallin                      Vice President, Chief Compliance Officer           N/A


(c) Not Applicable.


Item 28. Location of Accounts and Records


Each account, book, or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln Street, Worcester, Massachusetts 01653 or on behalf of the Registrant by Bank of New York, 101 Barclay Street, New York, New York 10286 or ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.


Item 29. Management Services


Not applicable


Item 30. Undertakings


Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Opus Investment Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 8th day of November, 2005.

                                        OPUS INVESTMENT TRUST


                                        By: /s/ John P. Kavanaugh
                                            ------------------------------------
                                            John P. Kavanaugh, President and
                                            Chairman of the Board

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                       Title                            Date
-------------------------   --------------------------------------------   ----------------


/s/ John P. Kavanaugh       President, Chairman of the Board and Trustee   November 8, 2005
-------------------------
John P. Kavanaugh


/s/ Paul S. Bellany         Treasurer (Principal Accounting Officer,       November 8, 2005
-------------------------   Principal Financial Officer)
Paul S. Bellany


/s/ P. Kevin Condron*       Trustee                                        November 8, 2005
-------------------------
P. Kevin Condron


/s/ Jocelyn S. Davis*       Trustee                                        November 8, 2005
-------------------------
Jocelyn S. Davis


/s/ Cynthia A. Hargadon*    Trustee                                        November 8, 2005
-------------------------
Cynthia A. Hargadon


/s/ Gordon Holmes*          Trustee                                        November 8, 2005
-------------------------
Gordon Holmes


/s/ Edward J. Parry, III*   Trustee                                        November 8, 2005
-------------------------
Edward J. Parry, III


/s/ Ranne P. Warner*        Trustee                                        November 8, 2005
-------------------------
Ranne P. Warner

* John P. Kavanaugh, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated November 8, 2005 duly executed by such persons.

/s/ John P. Kavanaugh
-------------------------
John P. Kavanaugh
As attorney-in-fact
November 8, 2005

                                  EXHIBIT INDEX


Number          Description
------          -----------
Exhibit 4       Amended Management Agreement
Exhibit 5       Amended Distribution Agreement
Exhibit 7       Custody Agreement
Exhibit 8       Fund Accounting Agreement
Exhibit 8(b)    Administrative Agreement
Exhibit 8(c)    Transfer Agent Interactive Client Services Agreement
Exhibit 8(d)    Delegation Agreement
Exhibit 8(e)    Expense Limitation Agreement
Exhibit 9       Opinion and Consent of Counsel
Exhibit 10      Consent of Independent Registered Public Accounting Firm
Exhibit 13      Plan of Distribution and Service
Exhibit 14      Multiple Class Plan
Exhibit 16(a)   Code of Ethics of Opus Investment Trust
Exhibit 17      Powers of Attorney


                                        1